JPMorgan Emerging Markets Debt Fund Expense Example - A C I Shares [Member] - JPMorgan Emerging Markets Debt Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 478
Expense Example, with Redemption, 3 Years	746
Expense Example, with Redemption, 5 Years	1,034
Expense Example, with Redemption, 10 Years	1,853
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	1,007
Expense Example, with Redemption, 10 Years	2,056
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	$ 1,249